Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 3,513	$ 3,353
Valuation allowance	(554)	(382)
Total net value of trade receivables	$ 2,959	$ 2,971